Financial Instruments and Risk Management - Summary of Flow of Payments of the Company's Obligations for Debt Agreed, Financings and Debentures for Floating and Fixed Rates Including the Interest Specified in Contracts (Detail)
R$ in Millions
Dec. 31, 2017 BRL (R$)
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	R$ 25,750
Floating rates [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	23,407
Floating rates [member] | Loans, financings and debentures [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	21,522
Floating rates [member] | Tax Anmesty Program (PRCT) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	287
Floating rates [member] | Onerous concessions [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	27
Floating rates [member] | Debt agreed with pension plan (Forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1,002
Floating rates [member] | Solution plan for deficit of the pensio plan (Forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	569
Fixed rate [member] | Suppliers [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	2,343
Up to 1 month [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	2,494
Up to 1 month [Member] | Floating rates [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	151
Up to 1 month [Member] | Floating rates [member] | Loans, financings and debentures [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	43
Up to 1 month [Member] | Floating rates [member] | Tax Anmesty Program (PRCT) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	94
Up to 1 month [Member] | Floating rates [member] | Debt agreed with pension plan (Forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	11
Up to 1 month [Member] | Floating rates [member] | Solution plan for deficit of the pensio plan (Forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	3
Up to 1 month [Member] | Fixed rate [member] | Suppliers [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	2,343
1 to 3 months [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1,225
1 to 3 months [Member] | Floating rates [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1,225
1 to 3 months [Member] | Floating rates [member] | Loans, financings and debentures [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1,005
1 to 3 months [Member] | Floating rates [member] | Tax Anmesty Program (PRCT) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	193
1 to 3 months [Member] | Floating rates [member] | Debt agreed with pension plan (Forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	22
1 to 3 months [Member] | Floating rates [member] | Solution plan for deficit of the pensio plan (Forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	5
3 months to 1 year [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	2,358
3 months to 1 year [Member] | Floating rates [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	2,358
3 months to 1 year [Member] | Floating rates [member] | Loans, financings and debentures [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	2,231
3 months to 1 year [Member] | Floating rates [member] | Onerous concessions [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	2
3 months to 1 year [Member] | Floating rates [member] | Debt agreed with pension plan (Forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	102
3 months to 1 year [Member] | Floating rates [member] | Solution plan for deficit of the pensio plan (Forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	23
1 to 5 years [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	12,510
1 to 5 years [Member] | Floating rates [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	12,510
1 to 5 years [Member] | Floating rates [member] | Loans, financings and debentures [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	11,755
1 to 5 years [Member] | Floating rates [member] | Onerous concessions [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	10
1 to 5 years [Member] | Floating rates [member] | Debt agreed with pension plan (Forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	607
1 to 5 years [Member] | Floating rates [member] | Solution plan for deficit of the pensio plan (Forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	138
Over 5 years [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	7,163
Over 5 years [Member] | Floating rates [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	7,163
Over 5 years [Member] | Floating rates [member] | Loans, financings and debentures [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	6,488
Over 5 years [Member] | Floating rates [member] | Onerous concessions [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	15
Over 5 years [Member] | Floating rates [member] | Debt agreed with pension plan (Forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	260
Over 5 years [Member] | Floating rates [member] | Solution plan for deficit of the pensio plan (Forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	R$ 400